Expense Example, No Redemption {- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund AMCIZ PRO-17 - Fidelity Strategic Real Return Fund	Nov. 28, 2020 USD ($)
Fidelity Advisor Strategic Real Return Fund: Class A
Expense Example, No Redemption:
1 Year	$ 499
3 Years	729
5 Years	982
10 Years	1,706
Fidelity Advisor Strategic Real Return Fund: Class M
Expense Example, No Redemption:
1 Year	499
3 Years	733
5 Years	990
10 Years	1,725
Fidelity Advisor Strategic Real Return Fund: Class C
Expense Example, No Redemption:
1 Year	179
3 Years	579
5 Years	1,009
10 Years	2,207
Fidelity Advisor Strategic Real Return Fund: Class I
Expense Example, No Redemption:
1 Year	77
3 Years	254
5 Years	450
10 Years	1,015
Fidelity Advisor Strategic Real Return Fund: Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	226
5 Years	401
10 Years	$ 908